Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Minimum ownership percentage of FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by FIE in china to its immediate holding company in hong kong	25.00%	(5.15%)	(5.15%)	0.96%	0.89%
Operating loss carryforwards			¥ 1,692,000	¥ 2,432,000
Income (Loss) from continuing operations			3,000	23,000	¥ 35,000
Operating loss carryforwards, valuation allowance			¥ 652,610	¥ 811,324	¥ 747,354	¥ 727,508
Effective income tax rate reconciliation, foreign income tax rate differential, percent		25.00%	25.00%	25.00%	25.00%
HONG KONG
Effective income tax rate reconciliation at federal statutory income tax rate, amount | $		$ 2,000
CHINA
Minimum ownership percentage of FIE by foreign investors to qualify for withholding tax rate limit for dividends paid by FIE in china to its immediate holding company in hong kong	25.00%
Effective income tax rate reconciliation, foreign income tax rate differential, percent	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company	10.00%
Preferential Corporate Income Tax Rate	15.00%
Maximum [Member]
Operating loss carryforwards, expiration period		2031	2031
Maximum [Member] | HONG KONG
Income Taxes Foreign Statutory Corporate Tax Rate		16.50%	16.50%
Maximum Rate Of Withholding Tax For Dividends Paid By FIE In China To Its Immediate Holding Company In Hong Kong Under Specified Conditions	5.00%
Maximum [Member] | CHINA | State Tax Bureau [Member]
Percentage of entitled to claim for research and development expenses by state taxation administration		75.00%	75.00%
Minimum [Member]
Operating loss carryforwards, expiration period		2023	2023
Minimum [Member] | HONG KONG
Income Taxes Foreign Statutory Corporate Tax Rate		8.25%	8.25%
Minimum [Member] | CHINA | State Tax Bureau [Member]
Percentage of entitled to claim for research and development expenses by state taxation administration		50.00%	50.00%